Consolidated Schedule of Investments (unaudited)
February 28, 2026
BlackRock Commodity Strategies Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Chemicals — 7.5%
Air Liquide SA	6,592	$ 1,386,135
Corteva, Inc.	370,275	29,666,433
Linde PLC	4,478	2,275,182
Novonesis (Novozymes) B, B Shares	204,617	12,169,343
Nutrien Ltd.	516,777	38,794,450
		84,291,543
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	1,503	1,016,885
Consumer Staples Distribution & Retail — 0.1%
Alimentation Couche-Tard, Inc.	17,790	1,079,620
Containers & Packaging — 4.9%
Packaging Corp. of America	95,831	22,246,209
Smurfit Westrock PLC	694,617	32,653,945
		54,900,154
Energy Equipment & Services — 0.5%
Liberty Energy, Inc., Class A	31,069	872,728
Subsea 7 SA	29,523	856,403
TechnipFMC PLC	48,936	3,244,946
Tecnicas Reunidas SA(a)	14,424	628,037
		5,602,114
Food Products — 2.0%
Bunge Global SA	184,270	22,232,175
Machinery — 1.1%
Deere & Co.	20,000	12,594,200
Metals & Mining — 19.3%
Agnico Eagle Mines Ltd.	47,215	11,859,738
Alamos Gold, Inc., Class A	51,321	2,781,541
Alcoa Corp.	33,837	2,100,601
Allied Gold Corp.(a)	15,644	495,222
Anglo American PLC	126,372	6,305,025
Anglogold Ashanti PLC	80,940	10,341,704
ArcelorMittal SA	47,964	3,142,070
Artemis Gold, Inc.(a)	58,267	1,931,625
Aya Gold & Silver, Inc.(a)	10,661	230,798
Barrick Mining Corp.	288,626	14,644,883
Bellevue Gold Ltd.(a)	488,787	649,446
Benz Mining Corp., CDI(a)	240,362	509,740
BHP Group Ltd.	122,035	4,951,605
Blackstone Minerals Ltd.(a)(b)	849,513	27,205
BlueScope Steel Ltd.	61,395	1,223,039
Capricorn Metals Ltd.(a)	36,785	392,790
Centerra Gold, Inc.	20,141	423,329
Chalice Mining Ltd.(a)(b)	66,228	91,115
Champion Iron Ltd.	85,282	325,335
Coeur Mining, Inc.(a)	60,154	1,633,181
Develop Global Ltd.(a)	471,345	1,944,222
Discovery Silver Corp.(a)(b)	274,534	2,268,244
DPM Metals, Inc.	31,762	1,375,216
Eldorado Gold Corp.(b)	55,462	2,574,546
Emerald Resources NL(a)	119,526	613,686
Endeavour Mining PLC	63,775	4,588,920
Equinox Gold Corp.(a)	42,677	800,947
ERO Copper Corp.(a)	10,417	356,334
FireFly Metals Ltd.(a)	203,442	315,647
First Quantum Minerals Ltd.(a)	30,008	898,447
Foran Mining Corp.(a)	406,266	2,186,131
Founders Metals, Inc.(a)	230,890	856,496
Franco-Nevada Corp.	26,028	7,274,598
Freeport-McMoRan, Inc.	78,219	5,325,150
Fresnillo PLC	16,047	915,630
G Mining Ventures Corp.(a)(b)	25,024	1,024,772
G2 Goldfields, Inc.(a)(b)	115,521	593,675
Galiano Gold, Inc.(a)	128,508	448,443
Glencore PLC	1,373,414	9,923,761
Gold Fields Ltd., ADR	9,292	546,741
Security	Shares	Value
Metals & Mining (continued)
Gold Royalty Corp.(a)(b)	253,126	$ 1,182,098
Greatland Resources Ltd.(a)	77,759	780,173
Grupo Mexico SAB de CV, Series B	167,424	2,121,819
Hycroft Mining Holding Corp., Class A(a)	6,613	333,097
IAMGOLD Corp.(a)(b)	63,328	1,555,969
Iluka Resources Ltd.	42,375	203,300
Ivanhoe Electric, Inc.(a)	20,227	347,702
Ivanhoe Mines Ltd., Class A(a)	124,071	1,418,942
Kinross Gold Corp.	300,214	11,096,946
Lithium Royalty Corp.(a)	59,819	476,693
Lundin Gold, Inc.	5,841	550,550
Lundin Mining Corp.	54,177	1,726,134
LunR Royalties Corp. (Acquired 10/27/25, cost $122,570)(a)(c)	22,321	431,513
Lynas Rare Earths Ltd.(a)	112,709	1,493,873
Minerals 260 Ltd.(a)	661,615	329,974
Newmont Corp.	115,299	14,988,870
NGEx Minerals Ltd.(a)	49,539	1,144,730
Nickel Industries Ltd.	977,434	700,657
Norsk Hydro ASA	206,401	1,915,077
Northern Star Resources Ltd.	289,225	6,339,742
Nucor Corp.	19,730	3,489,842
OR Royalties, Inc.	49,736	2,356,539
Orla Mining Ltd.	57,271	1,238,587
Osisko Metals, Inc.(a)	467,852	531,631
Pan American Silver Corp.	22,892	1,572,680
Polyus PJSC(a)(d)	462,520	6
Predictive Discovery Ltd.(a)	1,533,641	1,083,908
Reliance, Inc.	600	189,384
Rio Tinto PLC	78,063	7,733,676
Rio2 Ltd.(a)	178,906	497,089
Robex Resources, Inc.(a)	127,135	730,720
Royal Gold, Inc.	7,500	2,248,425
Rupert Resources Ltd.(a)	21,058	123,966
Rupert Resources Ltd. (Acquired 02/24/23, cost $315,608)(a)(c)	91,372	537,896
Sociedad Minera Cerro Verde SAA	22,938	1,422,156
Solaris Resources, Inc.(a)	72,359	779,793
Solaris Resources, Inc.(a)	39,000	420,293
Southern Copper Corp.	8,214	1,793,116
Steel Dynamics, Inc.	15,161	2,928,044
Titan Mining Corp.(a)	13,849	59,900
Titan Mining Corp.(a)(b)	26,790	115,876
Torex Gold Resources, Inc.	46,270	2,819,178
Vale SA, ADR	370,910	6,372,234
Valterra Platinum Ltd.	31,576	3,707,404
Wheaton Precious Metals Corp.	76,200	12,416,681
Zijin Gold International Co. Ltd.(a)	21,100	622,541
Zijin Mining Group Co. Ltd., Class H	552,000	3,159,571
		216,980,593
Oil, Gas & Consumable Fuels — 12.6%
California Resources Corp.	12,605	741,678
Cameco Corp.	12,083	1,430,627
Cameco Corp. (CAD)	22,368	2,646,346
Canadian Natural Resources Ltd.	131,475	5,751,338
Cheniere Energy, Inc.	19,724	4,649,538
Chevron Corp.	97,776	18,260,646
ConocoPhillips	46,263	5,249,000
EQT Corp.	30,199	1,854,823
Exxon Mobil Corp.	214,577	32,722,992
Gazprom PJSC(a)(d)	712,200	92
Gaztransport Et Technigaz SA	8,705	1,988,030
Kinder Morgan, Inc.	156,280	5,199,436
Kosmos Energy Ltd.(a)	269,294	627,455
Pembina Pipeline Corp.	23,748	1,043,725
Permian Resources Corp., Class A	200,933	3,675,065
Repsol SA	107,635	2,435,843
Shell PLC	356,108	14,914,827
Suncor Energy, Inc.	92,031	5,198,481
Targa Resources Corp.	21,550	5,081,490

Consolidated Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Commodity Strategies Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
TC Energy Corp.	90,427	$ 5,810,584
TotalEnergies SE	130,570	10,458,868
Valero Energy Corp.	26,713	5,466,548
Williams Cos., Inc. (The)	89,149	6,661,213
		141,868,645
Paper & Forest Products — 1.4%
Mondi PLC	662,734	7,922,631
UPM-Kymmene Oyj	272,019	8,662,506
		16,585,137
Total Common Stocks — 49.5% (Cost: $350,485,541)		557,151,066
Rights
Metals & Mining — 0.0%
Kinross Gold Corp., CVR(a)	11,812	20,081
Total Rights — 0.0% (Cost: $ —)		20,081
Total Long-Term Investments — 49.5% (Cost: $350,485,541)		557,171,147
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(e)(f)(g)	5,193,212	5,195,809
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.56%(e)(f)	12,883,105	12,883,105
		18,078,914

Security		Par (000)	Value
U.S. Treasury Obligations(h) — 47.2%
U.S. Treasury Bills, 3.62%, 05/28/26	USD	535,000	$ 530,367,317
Total Short-Term Securities — 48.8% (Cost: $548,386,445)			548,446,231
Total Investments — 98.3% (Cost: $898,871,986)			1,105,617,378
Other Assets Less Liabilities — 1.7%			19,515,893
Net Assets — 100.0%			$ 1,125,133,271

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $969,409, representing 0.1% of its net assets as of period end, and an original cost of $438,178.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(h)	Rates are discount rates or a range of discount rates as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 6,935,794	$ —	$ (1,740,394)(a)	$ 356	$ 53	$ 5,195,809	5,193,212	$ 57,093 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	7,285,557	5,597,548 (a)	—	—	—	12,883,105	12,883,105	250,744	—
				$ 356	$ 53	$ 18,078,914		$ 307,837	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Consolidated Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Commodity Strategies Fund
Derivative Financial Instruments Outstanding as of Period End
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	03/02/26	USD	20,342	$ 2,408,774	$ —	$ 2,408,774
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	03/16/26	USD	7,307	167,973	—	167,973
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	03/23/26	USD	136	2,386	—	2,386
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	03/31/26	USD	4,667	124,473	—	124,473
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale	03/31/26	USD	1,643	53,029	—	53,029
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	04/01/26	USD	14,578	393,328	—	393,328
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	04/07/26	USD	11,771	184,015	—	184,015
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	04/30/26	USD	552	816	—	816
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	04/30/26	USD	1,324	(75,191)	—	(75,191)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	04/30/26	USD	2,326	78,054	—	78,054
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRLIT	Quarterly	Merrill Lynch International	04/30/26	USD	300	(22)	—	(22)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	05/12/26	USD	395	18,747	—	18,747
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	05/12/26	USD	465	6,512	—	6,512
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	05/12/26	USD	246	4,489	—	4,489
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	06/01/26	USD	2,297	48,155	—	48,155
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	06/01/26	USD	1,505	(32,366)	—	(32,366)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	06/01/26	USD	1,272	136,848	—	136,848
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	06/01/26	USD	150	15,018	—	15,018
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	06/05/26	USD	432	(7,118)	—	(7,118)

Consolidated Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	06/05/26	USD	235	$ 22,362	$ —	$ 22,362
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	06/05/26	USD	483	(5,525)	—	(5,525)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale	06/05/26	USD	103	6,252	—	6,252
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	06/25/26	USD	498	47,541	—	47,541
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	06/25/26	USD	298	21,570	—	21,570
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	06/25/26	USD	607	5,637	—	5,637
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale	06/25/26	USD	134	5,663	—	5,663
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	07/01/26	USD	3,122	144,456	—	144,456
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	07/01/26	USD	13,559	365,854	—	365,854
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	07/08/26	USD	1,193	184,522	—	184,522
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	07/08/26	USD	197	2,695	—	2,695
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	07/08/26	USD	1,347	38,307	—	38,307
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	07/08/26	USD	1,324	10,551	—	10,551
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	07/21/26	USD	49,823	2,323,387	—	2,323,387
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRPRT	Quarterly	Societe Generale	07/21/26	USD	74,323	4,474,093	—	4,474,093
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale	07/21/26	USD	12,598	58,876	—	58,876
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRPRT	Quarterly	JPMorgan Chase Bank N.A.	07/31/26	USD	426	51,536	—	51,536
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	07/31/26	USD	2,519	3,728	—	3,728
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	07/31/26	USD	2,699	90,566	—	90,566
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	08/31/26	USD	3,925	(391)	—	(391)

Consolidated Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	08/31/26	USD	3,872	$ (386)	$ —	$ (386)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	08/31/26	USD	1,148	(114)	—	(114)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	08/31/26	USD	3,914	(390)	—	(390)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale	08/31/26	USD	578	(58)	—	(58)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	09/02/26	USD	476	13,378	—	13,378
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRLIT	Quarterly	Merrill Lynch International	09/03/26	USD	1,408	108,913	—	108,913
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	09/11/26	USD	703	198,418	—	198,418
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	09/11/26	USD	465	34,012	—	34,012
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	09/11/26	USD	281	25,223	—	25,223
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	09/11/26	USD	115	5,503	—	5,503
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	09/11/26	USD	571	(3,182)	—	(3,182)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	09/25/26	USD	754	127,384	—	127,384
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	09/25/26	USD	446	42,617	—	42,617
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	09/25/26	USD	279	20,219	—	20,219
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	09/25/26	USD	551	5,114	—	5,114
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	09/25/26	USD	113	4,751	—	4,751
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	09/30/26	USD	308	74,013	—	74,013
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	09/30/26	USD	559	71,066	—	71,066
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	09/30/26	USD	951	48,402	—	48,402
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	09/30/26	USD	1,974	52,637	—	52,637

Consolidated Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	10/07/26	USD	432	$ 72,305	$ —	$ 72,305
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	10/07/26	USD	577	3,333	—	3,333
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	10/07/26	USD	308	4,808	—	4,808
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	10/07/26	USD	116	2,313	—	2,313
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	10/13/26	USD	2,768	337,910	—	337,910
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	10/13/26	USD	1,567	163,061	—	163,061
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	10/13/26	USD	1,934	57,448	—	57,448
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	10/13/26	USD	1,074	(2,917)	—	(2,917)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	10/13/26	USD	404	3,291	—	3,291
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	10/14/26	USD	8,023	794,879	—	794,879
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	10/14/26	USD	14,088	1,500,967	—	1,500,967
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	10/16/26	USD	416	56,834	—	56,834
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRPRT	Quarterly	JPMorgan Chase Bank N.A.	10/16/26	USD	762	87,275	—	87,275
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	10/16/26	USD	289	4,359	—	4,359
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	10/16/26	USD	532	12,634	—	12,634
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	10/16/26	USD	110	1,290	—	1,290
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	10/22/26	USD	1,590	60,494	—	60,494
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	10/22/26	USD	869	50,379	—	50,379
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	10/22/26	USD	1,030	28,128	—	28,128
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	10/22/26	USD	561	8,686	—	8,686

Consolidated Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	10/22/26	USD	215	$ 804	$ —	$ 804
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	10/27/26	USD	638	6,261	—	6,261
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRPRT	Quarterly	JPMorgan Chase Bank N.A.	10/27/26	USD	1,169	(13,759)	—	(13,759)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	10/27/26	USD	726	14,663	—	14,663
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	10/27/26	USD	153	(1,033)	—	(1,033)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	10/27/26	USD	400	(572)	—	(572)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	10/29/26	USD	537	(14,765)	—	(14,765)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	10/29/26	USD	777	(21,362)	—	(21,362)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	10/29/26	USD	591	11,725	—	11,725
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRPRT	Quarterly	Societe Generale	10/29/26	USD	844	(52,813)	—	(52,813)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	11/02/26	USD	5,812	342,361	—	342,361
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	11/02/26	USD	6,185	238,941	—	238,941
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale	11/02/26	USD	1,969	(23,093)	—	(23,093)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	11/05/26	USD	829	82,910	—	82,910
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	11/05/26	USD	535	11,507	—	11,507
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	11/05/26	USD	306	8,824	—	8,824
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	11/05/26	USD	123	(960)	—	(960)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	11/05/26	USD	580	12,853	—	12,853
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRPRT	Quarterly	JPMorgan Chase Bank N.A.	11/13/26	USD	3,127	214,101	—	214,101
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	11/13/26	USD	1,912	91,848	—	91,848

Consolidated Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	11/13/26	USD	1,126	$ 27,430	$ —	$ 27,430
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	11/13/26	USD	448	(1,262)	—	(1,262)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	11/13/26	USD	2,136	39,267	—	39,267
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	11/19/26	USD	509	5,702	—	5,702
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	11/19/26	USD	549	9,523	—	9,523
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	11/19/26	USD	289	7,930	—	7,930
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRPRT	Quarterly	Societe Generale	11/19/26	USD	796	61,850	—	61,850
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale	11/19/26	USD	117	(2,187)	—	(2,187)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	12/01/26	USD	1,714	553,890	—	553,890
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	12/01/26	USD	4,908	102,998	—	102,998
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	12/01/26	USD	1,883	(40,469)	—	(40,469)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	12/01/26	USD	595	63,970	—	63,970
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	12/02/26	USD	3,132	(70,905)	—	(70,905)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	12/22/26	USD	1,618	368,708	—	368,708
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	12/22/26	USD	653	54,907	—	54,907
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	12/22/26	USD	956	121,980	—	121,980
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Merrill Lynch International	12/22/26	USD	924	18,479	—	18,479
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale	12/22/26	USD	241	9,652	—	9,652
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	12/23/26	USD	695	68,214	—	68,214
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	12/23/26	USD	787	13,852	—	13,852

Consolidated Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	12/23/26	USD	393	$ 29,879	$ —	$ 29,879
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale	12/23/26	USD	154	6,460	—	6,460
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRPRT	Quarterly	Societe Generale	12/23/26	USD	1,017	211,230	—	211,230
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRPRT	Quarterly	Macquarie Bank Ltd.	12/28/26	USD	809	136,779	—	136,779
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	12/28/26	USD	119	5,040	—	5,040
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	Macquarie Bank Ltd.	12/28/26	USD	528	60,545	—	60,545
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	12/28/26	USD	612	5,730	—	5,730
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	12/28/26	USD	309	16,241	—	16,241
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	12/30/26	USD	315	30,404	—	30,404
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRPRT	Quarterly	JPMorgan Chase Bank N.A.	12/30/26	USD	464	90,319	—	90,319
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	12/30/26	USD	70	2,462	—	2,462
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	12/30/26	USD	355	7,033	—	7,033
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	12/30/26	USD	183	7,907	—	7,907
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Bank of America N.A.	01/05/27	USD	987	15,333	—	15,333
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	01/05/27	USD	637	9,941	—	9,941
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	01/05/27	USD	733	138,644	—	138,644
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	01/05/27	USD	474	68,018	—	68,018
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	01/05/27	USD	112	1,650	—	1,650
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	01/08/27	USD	2,267	441,852	—	441,852
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	01/08/27	USD	1,459	225,531	—	225,531

Consolidated Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	01/08/27	USD	350	$ 4,782	$ —	$ 4,782
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	01/08/27	USD	907	25,777	—	25,777
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	01/08/27	USD	1,754	13,981	—	13,981
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRLIT	Quarterly	Bank of America N.A.	01/12/27	USD	563	9,219	—	9,219
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Bank of America N.A.	01/12/27	USD	2,782	69,499	—	69,499
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	01/12/27	USD	2,404	311,394	—	311,394
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRPRT	Quarterly	JPMorgan Chase Bank N.A.	01/12/27	USD	3,884	481,593	—	481,593
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	01/12/27	USD	1,511	(7,554)	—	(7,554)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	01/15/27	USD	33,707	4,899,808	—	4,899,808
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	01/15/27	USD	23,694	726,868	—	726,868
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	01/15/27	USD	4,099	4,206	—	4,206
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	01/15/27	USD	3,846	(43,263)	—	(43,263)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	01/19/27	USD	646	73,990	—	73,990
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	01/19/27	USD	761	103,980	—	103,980
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	01/19/27	USD	371	5,603	—	5,603
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	01/19/27	USD	796	18,909	—	18,909
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale	01/19/27	USD	157	1,842	—	1,842
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Bank of America N.A.	01/20/27	USD	7,123	241,044	—	241,044
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	01/20/27	USD	1,248	96,479	—	96,479
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRPRT	Quarterly	JPMorgan Chase Bank N.A.	01/20/27	USD	1,048	70,672	—	70,672

Consolidated Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	01/20/27	USD	574	$ 11,515	$ —	$ 11,515
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale	01/20/27	USD	246	1,441	—	1,441
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Goldman Sachs International	01/21/27	USD	307	5,858	—	5,858
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	01/21/27	USD	435	20,297	—	20,297
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	01/21/27	USD	405	13,035	—	13,035
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRLIT	Quarterly	Societe Generale	01/21/27	USD	109	510	—	510
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Bank of America N.A.	01/26/27	USD	1,281	33,358	—	33,358
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Bank of America N.A.	01/28/27	USD	9,871	193,453	—	193,453
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	01/28/27	USD	2,626	17,952	—	17,952
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	02/01/27	USD	859	(48,882)	—	(48,882)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	02/02/27	USD	2,011	58,954	—	58,954
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Bank of America N.A.	02/05/27	USD	767	16,982	—	16,982
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRPRT	Quarterly	JPMorgan Chase Bank N.A.	02/05/27	USD	622	62,216	—	62,216
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	02/05/27	USD	821	17,656	—	17,656
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	02/05/27	USD	153	(1,195)	—	(1,195)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	02/05/27	USD	349	10,071	—	10,071
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Bank of America N.A.	02/08/27	USD	778	22,040	—	22,040
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRPRT	Quarterly	JPMorgan Chase Bank N.A.	02/08/27	USD	644	53,306	—	53,306
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	02/08/27	USD	837	18,990	—	18,990
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	02/08/27	USD	157	(2,050)	—	(2,050)

Consolidated Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	02/08/27	USD	361	$ 6,303	$ —	$ 6,303
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Bank of America N.A.	02/11/27	USD	909	21,904	—	21,904
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	02/11/27	USD	777	34,296	—	34,296
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	02/11/27	USD	970	26,830	—	26,830
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	02/11/27	USD	426	403	—	403
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	02/11/27	USD	183	(2,668)	—	(2,668)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Bank of America N.A.	02/18/27	USD	1,071	23,921	—	23,921
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	Goldman Sachs International	02/18/27	USD	1,138	34,332	—	34,332
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRPRT	Quarterly	JPMorgan Chase Bank N.A.	02/18/27	USD	888	67,175	—	67,175
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	02/18/27	USD	216	(3,551)	—	(3,551)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	02/18/27	USD	492	9,913	—	9,913
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	02/22/27	USD	1,940	99,300	—	99,300
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	02/22/27	USD	2,483	22,299	—	22,299
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	02/22/27	USD	462	(8,039)	—	(8,039)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	02/22/27	USD	1,058	15,510	—	15,510
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	02/22/27	USD	2,318	21,990	—	21,990
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Bank of America N.A.	02/24/27	USD	767	7,918	—	7,918
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	02/24/27	USD	661	15,160	—	15,160
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	02/24/27	USD	813	16,416	—	16,416
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	02/24/27	USD	354	1,721	—	1,721

Consolidated Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	02/24/27	USD	153	$ (2,650)	$ —	$ (2,650)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	02/26/27	USD	10,835	55,446	—	55,446
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRPRT	Quarterly	Goldman Sachs International	03/01/27	USD	7,563	(1,507)	—	(1,507)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRENT	Quarterly	JPMorgan Chase Bank N.A.	03/01/27	USD	5,660	(1,129)	—	(1,129)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRINT	Quarterly	Macquarie Bank Ltd.	03/01/27	USD	3,626	(723)	—	(723)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRLIT	Quarterly	Macquarie Bank Ltd.	03/01/27	USD	1,156	(230)	—	(230)
3-month U.S. Treasury Bill, 3.67%(a)	Quarterly	BCOMRAGT	Quarterly	Macquarie Bank Ltd.	03/01/27	USD	7,979	(1,591)	—	(1,591)
								$ 27,360,650	$ —	$ 27,360,650

(a)	All or a portion of the security is held by a wholly-owned subsidiary.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$ 70,736,065	$ 13,555,478	$ —	$ 84,291,543
Construction Materials	1,016,885	—	—	1,016,885
Consumer Staples Distribution & Retail	1,079,620	—	—	1,079,620
Containers & Packaging	54,900,154	—	—	54,900,154
Energy Equipment & Services	4,117,674	1,484,440	—	5,602,114
Food Products	22,232,175	—	—	22,232,175
Machinery	12,594,200	—	—	12,594,200
Metals & Mining	156,242,735	60,737,852	6	216,980,593

Consolidated Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Commodity Strategies Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Oil, Gas & Consumable Fuels	$ 112,070,985	$ 29,797,568	$ 92	$ 141,868,645
Paper & Forest Products	—	16,585,137	—	16,585,137
Rights	—	20,081	—	20,081
Short-Term Securities
Money Market Funds	18,078,914	—	—	18,078,914
U.S. Treasury Obligations	—	530,367,317	—	530,367,317
	$ 453,069,407	$ 652,547,873	$ 98	$ 1,105,617,378
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$ —	$ 27,856,522	$ —	$ 27,856,522
Liabilities
Commodity Contracts	—	(495,872)	—	(495,872)
	$ —	$ 27,360,650	$ —	$ 27,360,650

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
CAD	Canadian Dollar
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
BCOMRAGT	Bloomberg Roll Select Agriculture Subindex Total ReturnSM
BCOMRENT	Bloomberg Roll Select Energy Subindex Total ReturnSM
BCOMRINT	Bloomberg Roll Select Industrial Metals Subindex Total ReturnSM
BCOMRLIT	Bloomberg Roll Select Livestock Subindex Total ReturnSM
BCOMRPRT	Bloomberg Roll Select Precious Metals Subindex Total ReturnSM
CDI	CREST Depository Interest
CVR	Contingent Value Rights
OTC	Over-the-Counter